Regulation - FortisBC Energy and FortisBC Electric (Details)		12 Months Ended
	Jan. 01, 2016	Dec. 31, 2018
FortisBC Energy and FortisBC Electric
Public Utilities, General Disclosures [Line Items]
Variance sharing (percent)		50.00%
BCUC | FortisBC Energy and FortisBC Electric
Public Utilities, General Disclosures [Line Items]
Variance sharing (percent)		50.00%
BCUC | FortisBC Energy
Public Utilities, General Disclosures [Line Items]
Fixed productivity adjustment (percent)		1.10%
ROE (percent)	8.75%
Capital structure of common equity (percent)	38.50%
BCUC | FortisBC Electric
Public Utilities, General Disclosures [Line Items]
Fixed productivity adjustment (percent)		1.03%
ROE (percent)	9.15%
Capital structure of common equity (percent)	40.00%